Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000226667 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000226667 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000226667 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226667 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000226667 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226667 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000226667 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000226667 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226667 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226667 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000226667 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000226667 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000226667 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000226667 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226667 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226667 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000226667 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000226667 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000226667 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226667 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000226666 | Uniform Mortgage-Backed Security, TBAFR_01F022642
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000226666 | Uniform Mortgage-Backed Security, TBAFR_01F060642
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226666 | U.S. Treasury NotesFR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226666 | U.S. Treasury NotesFR_91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000226666 | U.S. Treasury NotesFR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000226666 | Uniform Mortgage-Backed Security, TBAFR_01F020646
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226666 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226666 | U.S. Treasury NotesFR_91282CLC3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226666 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226666 | U.S. Treasury BondsFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000226666 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000226666 | AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000226666 | AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000226666 | AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000226666 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000226666 | AssetAsset Backed
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000226666 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226666 | AssetMunicipal Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%